Concentration of Risks (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Concentration of Risks [Line Items]
Deposited amount			¥ 24,674	$ 3,381		¥ 36,239		¥ 5,908
Deposited amount	¥ 22,997	$ 3,210	24,674	$ 3,444	¥ 40,515	36,239	$ 4,965	5,908	¥ 25,687	¥ 126,678
Credit Risk [Member]
Concentration of Risks [Line Items]
Deposited amount			24,674			¥ 36,239		¥ 5,908
Deposit insurance limit			500
Deposited amount	¥ 22,997	$ 3,210	¥ 24,674